FINANCIAL RISK MANAGEMENT, Interest Rate Risk (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Financial Assets and Financial Liabilities [Abstract]
Financial assets		$ 27,379,723	$ 24,564,073
Financial liabilities		47,966,663	52,437,993
Trade receivables		6,147,453	8,813,414
Interest Rate Risk [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	[1]	19,288,650	13,190,328
Financial liabilities	[2]	$ 40,976,742	42,483,166
Decrease in variable rate basis		100
Interest Rate Risk [Member] | Fixed Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	[1]	$ 16,108,712	11,776,641
Financial liabilities	[2]	40,976,742	41,092,728
Interest Rate Risk [Member] | Variable Interest Rate [Member]
Financial Assets and Financial Liabilities [Abstract]
Financial assets	[1]	3,179,938	1,413,687
Financial liabilities	[2]	0	1,390,438
Trade receivables		$ 5,403	$ 11,923
Interest Rate Risk [Member] | CER [Member]
Financial Assets and Financial Liabilities [Abstract]
Spread on variable interest rate		8.00%	8.00%

[1]	Includes mutual funds, fixed terms, Us treasury bonds and bank accounts. Trade receivables do no bear interests, except for Ps. 5,403 and Ps. 11,923, which bears CER plus a spread of 8% as of December 31, 2020 and 2019, respectively.
[2]	Includes loans, issuance expenses and financial leasing